General and Administrative Expenses (Details) - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses [Abstract]
Rent	$ 17,936	$ 269,716	$ 141,957
Office expenses	18,013	345,986	113,158
Legal and professional	78,660	912,347	643,725
Consulting fees	11,985	405,176	186,437
Investor relations		113,256
Salaries	6,276	326,770	120,558
General and administrative expenses	$ 132,870	$ 2,373,251	$ 1,205,835